SMALL CAPITALIZATION VALUE
SUMMARY: SMALL CAPITALIZATION VALUE PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Small Capitalization Value Portfolio (Small Cap Value Portfolio) is above-average capital appreciation.
PORTFOLIO FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SMALL CAPITALIZATION VALUE	Class T	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses SMALL CAPITALIZATION VALUE	Class T	Class R
Management Fees	0.60%	0.60%
+Distribution and service (12b-1) fees	none	0.75%
+Other expenses	0.08%	0.08%
=Total Annual Portfolio Operating Expenses	0.68%	1.43%
– Distribution Fee waiver or expense reimbursement	none	(0.25%)
= Net annual Portfolio operating expenses	0.68%	1.18%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example SMALL CAPITALIZATION VALUE (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	69	218	379	847
Class R	120	428	758	1,692

If Shares Are Not Redeemed
Expense Example, No Redemption SMALL CAPITALIZATION VALUE (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	69	218	379	847
Class R	120	428	758	1,692

° The distributor of the Portfolio has contractually agreed through February 28, 2014 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 28, 2014, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio's Board of Trustees.
Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 37% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio seeks investments that will increase in value. To achieve our objective, we invest in stocks of small companies that we believe are undervalued and have an above-average potential to increase in price, given the company's sales, earnings, book value, cash flow and recent performance. The Portfolio normally invests at least 80% of its investable assets in common stocks of small companies. Small companies are those companies with market capitalizations comparable to those in the Russell 2000 Value Index. As of December 31, 2012, the Russell 2000 Value Index median market capitalization was approximately $472 million and the largest company by market capitalization was $4.664 billion. Market capitalization is measured at the time of purchase.

Because the Portfolio invests in small capitalization companies, the risks associated with an investment in the Portfolio are greater than those associated with an investment in a fund that invests primarily in larger companies, because shares of small companies tend to be less liquid and more volatile than those of large companies.
Principal Risks of Investing in the Portfolio.
All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Market Risk. Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Risk of Increase in Expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Equity Securities Risk. There is the risk that the price of a particular stock the Portfolio owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Portfolio invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small Company Risk. Small company stocks present above-average risks. This means that when stock prices decline overall, the Portfolio may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to be less liquid and fluctuate in value more than the stocks of larger, more established companies.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Portfolio's Past Performance.
The following bar chart shows the Portfolio's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance information is available online at www.prudentialfunds.com.
Annual Total Returns % (Class T Shares)

Best Quarter:		Worst Quarter:
20.81%	2nd Quarter 2003	-22.11%	4th Quarter 2008

Average Annual Total Returns % (as of 12/31/2012)
Average Annual Total Returns SMALL CAPITALIZATION VALUE		One Year	Five Years	Ten Years	Since Inception	Inception Date
Class T Shares		14.14%	5.24%	11.86%
Class T Shares Return After Taxes on Distributions		13.42%	4.82%	10.69%
Class T Shares Return After Taxes on Distributions and Sale of Portfolio Shares		10.10%	4.45%	10.24%
Class R Shares		13.59%	4.72%		5.17%	Aug. 22, 2006
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		18.05%	3.55%	9.50%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		16.35%	3.56%	9.72%
Lipper Small-Cap Value Funds Average (reflects no deduction for fees, expenses or taxes)	[1]	16.27%	4.26%	9.88%
Lipper Small-Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)		14.74%	3.28%	9.42%
[1]	The Portfolio was compared to the Lipper Small-Cap Value Funds Performance Universe although Lipper classifies the Portfolio in the Lipper Small-Cap Core Funds Performance Universe. The Lipper Small-Cap Value Funds Performance Universe is utilized because the Portfolio's manager believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.